Financial asset at fair value through profit or loss - Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Explanatory (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Investment		¥ 11,753	¥ 5,000
Equity investments [member]
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Investment	[1]	¥ 11,753	¥ 5,000

[1]	Investment